Loss Before Income Tax (Details) - Schedule of Loss Before Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expenses:
Wages and salaries	$ 279,690	$ 542,385	$ 635,997
Staff welfare	6,032	9,882
Defined contribution superannuation plan expenses	3,425	6,638	23,992
Employee benefit expenses	289,147	558,905	659,989
Executive directors’ remuneration	228,400	398,300	429,221
Non-executive directors’ remuneration		54,787	116,855
Total remuneration	228,400	453,087	546,076
Total employee benefit expenses	517,547	1,011,992	1,206,065
Depreciation and amortization of non-current assets:
Total depreciation and amortization	919,465	1,373,141	991,512
Other Expenses:
Allowances/(recovery) for bad debts	764,314	70,769	(10,753)
Rental expense on operating lease	59,447	56,153	86,989
Provision for inventory	1,009,444	775,969
Provision for equipment deposits	5,000,000
Provision for other receivable	2,235,638
Provision for loan receivable	6,902,000
Provision for other current assets	1,592,143
Provision for due from associate	545,128
Provision for due from former companies	217,639
Provision for intangible assets	722,784
Selling costs	1,652	47,415
Other operating expenses	173,393	331,376	282,849
Reversal of allowance for inventory obsolescence			(7,054)
Plant and equipment written off		53,895
Other expenses	57,319	156,893	127,982
Total other expense	19,280,901	1,492,470	480,013
Other gains:
Gain on deemed disposal of subsidiaries		13,242
Loss/(gain) on disposal of subsidiaries		84,934	(973,854)
Exchange loss, net	(14,885)	(196,320)	(282,876)
Total other gains	(14,885)	(98,144)	(1,256,730)
audit of the Group in USA	130,800	183,271	138,452
statutory audit of the Group in Australia		1,651
statutory audit of the subsidiaries			8,162
review for other reporting purposes		35,225	65,111
Total audit and review fees	130,800	220,147	211,725
Machinery [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	784,000	784,000	784,000
Office furniture and equipment [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	5,283	2,065	88,287
Leasehold improvements [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization		14,909	14,182
Intangible assets [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	130,182	195,041
Right of use assets [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization		$ 377,126	$ 105,043